COMMON STOCK (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 26, 2012	Dec. 21, 2012	Dec. 18, 2012	Dec. 10, 2012	Dec. 06, 2012	Dec. 05, 2012	Nov. 28, 2012	Nov. 19, 2012	Nov. 12, 2012	Nov. 10, 2012	Nov. 09, 2012	Nov. 02, 2012	Nov. 01, 2012	Oct. 31, 2012	Oct. 30, 2012	Oct. 29, 2012	Oct. 26, 2012	Oct. 22, 2012	Oct. 17, 2012	Oct. 16, 2012	Oct. 12, 2012	Oct. 09, 2012	Oct. 08, 2012	Oct. 04, 2012	Oct. 03, 2012	Oct. 02, 2012	Sep. 28, 2012	Sep. 27, 2012	Sep. 25, 2012	Aug. 31, 2012	Aug. 21, 2012	Jul. 17, 2012	Jun. 22, 2012	Jun. 11, 2012	Jun. 01, 2012	May 30, 2012	May 07, 2012	Mar. 13, 2012	Mar. 02, 2012	Jan. 24, 2012	Jan. 20, 2012	Jan. 04, 2012	Dec. 31, 2011
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000																																											250,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001																																											$ 0.001
Votes for each common stock	1
Dividends, Common Stock, Total	$ 0
Shares Issued To Bespoke Growth Partners Inc																										7,668,692		300,000								2,000,000			1,750,000			373,500		450,000
Shares Issued To Bespoke Growth Partners Inc. Value																										9,202.43										60,000			128,125
Shares Issued To Seraphim Holdings LLC																																							225,000				273,333
Shares Issued To Seraphim Holdings LLC Value																																							22,500
Shares Issued To Harry Pavilak																																								25,000			25,000
Shares Issued To Kent William Hodges II																																								25,000			25,000
Shares Issued To Samuel Herschkowitz																																									4,201,859
Shares Issued To Ray Herrera																																								50,000
Shares Issued To Rila Partners																																								121,079
Shares Issued To Stuart Fine																																								180,000
Shares Issued To Power 3 Medical Products Inc.																																								3,571,428
Shares Issued To Steven Rash																																								357,143
Shares Issued To Hanover 1 Capital Corporation																																								1,500,000
Shares Issued To Robert Sullivan																																								500,000
Shares Issued To Robert Harris																																								201,277
Shares Issued To Robert Harris Value																																								23,600
Shares Issued To Arnold Grisham																																								162,979
Shares Issued To Arnold Grisham Value																																								19,150
Shares Issued To Avs Communications Inc.																																								99,084
Shares Issued To Avs Communications Inc Value																																								11,642.32
Shares Issued To Conner Atchley																																								125,347
Shares Issued To Conner Atchley Value																																								3,760.42
Shares Issued To Machiavelli Global Marketing																																							1,958,113
Shares Issued To Machiavelli Global Marketing Value																																							39,326
Shares Issued To Scott Vandeermeer And Jeff Stephen																																							1,250,000
Shares Issued To Scott Vandeermeer And Jeff Stephen Value																																							25,000
Shares Issued To R.Chris Cottone															2,000,000																					1,000,000		100,000
Shares Issued To R.Chris Cottone Value															12,000																					30,000		10,000
Shares Issued To Larry Eastland																																					300,000
Shares Issued To Larry Eastland Value																																					12,000
Shares Issued To Green Tree Financial																																				2,500,000
Shares Issued To Green Tree Financial Value																																				75,000
Shares Issued To Magna Group																																			1,191,584
Shares Issued To Magna Group Value																																			9,830.57
Shares Issued To Jeff Stephens														5,000,000																				2,000,000
Shares Issued To Jeff Stephens Value														12,000																				14,000
Shares Issued To Asher Enterprises Inc																									837,500		5,000,000					1,777,779	4,285,714	5,000,000
Shares Issued To Asher Enterprises Inc Value																									2,680		15,000					4,266.67	12,000	12,000
Shares Issued to Redwood Management LLC																			3,043,478	8,695,652		6,818,181					2,045,454		5,909,090		5,681,819
Shares Issued to Redwood Management LLC Value																			7,000	20,000		15,000					4,500		13,000		12,500
Shares Issued To Blackbridge Capital LLC																														4,750,000
Shares Issued To Blackbridge Capital LLC Value																														9,500
Shares Issued To Matt Morris																	5,405,405				4,943,244								5,145,000
Shares Issued To Matt Morris Value																	10,000				9,145								10,804.50
Shares Issued To Mathew Morris																				10,810,810
Shares Issued To Mathew Morris Value																				20,000
Shares Issued To Provsta Life Sciences																										500,000
Shares Issued To Provsta Life Sciences Value																										32,500
Shares Issued To Stockvest																								1,250,000
Shares Issued To Stockvest Value																								11,250
Shares Issued To Matt Morns																								5,405,405
Shares Issued To Matt Morns Value																								10,000
Shares Issued To Vstock Transfer LLC													750,000
Shares Issued To Vstock Transfer LLC Value													6,750
Shares Issued To Scott Vandermeer												500,000		5,000,000		5,700,000
Shares Issued To Scott Vandermeer Value												5,000		12,000		10,000
Shares Issued To Jsbarkats Pllc																							1,500,000
Shares Issued To Jsbarkats Pllc Value																							7,500
Shares Issued To Brian Holden																2,000,000						8,000,000
Shares Issued To Brian Holden Value																4,000						16,000
Shares Issued To Neuroscience Associates																			10,000,000
Shares Issued To Neuroscience Associates Value																			68,000
Shares Issued To Joseph Rubinfeld																		1,000,000
Shares Issued To Joseph Rubinfeld Value																		10,000
Shares Issued To Sheryl Clark												264,063
Shares Issued To Sheryl Clark Value												10,552.52
Shares Issued To Dustin Johns											3,500,000
Shares Issued To Dustin Johns Value											7,500
Shares Issued to Ironridge Global IV, Ltd						1,240,165	3,962,679			23,000,000
Shares Issued to Ironridge Global IV, Ltd Value						24,374.45	80,050.16			464,600
Shares Issued To Dominion Capital LLC								8,823,530	10,000,000	9,998,578
Shares Issued To Dominion Capital LLC Value								75,000	85,000	84,987.91
Shares Issued To Ascendent Partners LLC					10,000,000									7,000,000
Shares Issued To Ascendent Partners LLC Value					30,000									11,436.88
Shares Issued To Hanover Holdings I LLC				1,732,282
Shares Issued To Hanover Holdings I LLC Value				22,575
Shares Issued To David Fiamingo			9,333,876
Shares Issued To David Fiamingo Value			$ 31,080.51